Segmented Information - Schedule of external revenues are attributed by geographical location (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue from digital currency mining	$ 106,088,504	$ 209,608,646
Other revenue	228,714	0
Revenue from hosting	0	1,575,383
Total revenue	106,317,218	211,184,029
Canada [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
Other revenue	0
Revenue from hosting		1,575,383
Total revenue	0	1,575,383
Sweden [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
Other revenue	0
Revenue from hosting		0
Total revenue	0	0
Iceland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
Other revenue	0
Revenue from hosting		0
Total revenue	0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
Other revenue	0
Revenue from hosting		0
Total revenue	0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	106,088,504	209,608,646
Other revenue	228,714
Revenue from hosting		0
Total revenue	$ 106,317,218	$ 209,608,646